Note 23 (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, based on type of provisions, is as follows:

PROVISIONS. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Provisions for pensions and similar obligations		2,096	2,267
Other long term employee benefits		404	332
Provisions for taxes and other legal contingencies	6.1	764	805
Provisions for commitments and guarantees given	30	774	725
Other provisions ⁽¹⁾		305	293
Total		4,343	4,422
(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.